Investments - Restricted Cash and Investments (Details) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2014	Dec. 31, 2013
Investments, Debt and Equity Securities [Abstract]
Restricted cash	$ 13,034	$ 1,155
Restricted investments - fixed maturities at fair value	44,079	42,092
Total restricted cash and investments	$ 57,113	$ 43,247